FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [x]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250, Berwyn PA 19312

Form 13F File Number: 28-14331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/ Brian Ferko
         ------------------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610 407 5406
         ------------------------

Signature, Place, and Date of Signing:

/s/ Brian Ferko           Berwyn, PA            May 15, 2013
---------------           ----------            ------------
[Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      _________ ________________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         None
                                   ---------------------------

Form 13F Information Table Entry Total:    135
                                        ---------------------------

Form 13F Information Table Value Total:    $807,286
                                        ---------------------------
                                                (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-________________________ ______________________________________


      [Repeat as necessary.]

                                                                                                                   VOTING AUTHORITY
                                              TITLE OF            VALUE            SH/ PUT/ INVSTMT    OTHER
NAME OF ISSUER                                CLASS    CUSIP     (X$1000)   SHARES PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
3M COMPANY                                    Common   88579Y101 $  1,092    10276 Sh       Sole                  10276
ACCENTURE PLC IRELAND - CLASS A               Common   G1151C101 $    311     4104 Sh       Sole                   4104
ADOBE SYSTEMS INC                             Common   00724F101 $    341     7858 Sh       Sole                   7858
AFLAC INC                                     Common   001055102 $    235     4528 Sh       Sole                   4528
AIRCASTLE LTD COM                             Common   G0129K104 $  3,404   248902 Sh       Sole                 248902
ALASKA AIR GROUP INC                          Common   011659109 $    825    12903 Sh       Sole                  12903
AMERICAN EXPRESS COMPANY                      Common   025816109 $  1,319    19553 Sh       Sole                  19553
ANALOG DEVICES INC                            Common   032654105 $    314     6762 Sh       Sole                   6762
APPLE COMPUTER INC                            Common   037833100 $  1,388     3136 Sh       Sole                   3136
ASML HOLDING N V N Y REGISTRY                 Common   N07059210 $    266     3916 Sh       Sole                   3916
AT&T INC                                      Common   00206R102 $    429    11709 Sh       Sole                  11709
AVAGO TECHNOLOGIES LTD SHS                    Common   Y0486S104 $    302     8418 Sh       Sole                   8418
AVIS BUDGET GROUP INC                         Common   053774105 $    663    23855 Sh       Sole                  23855
BANK OF AMERICA CORP                          Common   060505104 $    177    14561 Sh       Sole                  14561
BAXTER INTERNATIONAL INC                      Common   071813109 $317,509     4371 Sh       Sole                   4371
BERKSHIRE HATHAWAY CL B                       Common   084670702 $ 14,750   141562 Sh       Sole                 141562
BIOGEN IDEC INC                               Common   09062X103 $    366     1904 Sh       Sole                   1904
CALPINE CORP NEW                              Common   131347304 $ 11,081   537918 Sh       Sole                 537918
CAMPBELL SOUP COMPANY                         Common   134429109 $  6,463   142493 Sh       Sole                 142493
CAPITAL ONE FINL CORP                         Common   14040H105 $  1,240    22566 Sh       Sole                  22566
CARDINAL HEALTH INC                           Common   14149Y108 $    284     6846 Sh       Sole                   6846
CENTURYTEL INC                                Common   156700106 $  1,006    28658 Sh       Sole                  28658
CGI GROUP INC CL A SUB VTG SHS                Common   39945C109 $    310    11415 Sh       Sole                  11415
CHECK POINT SOFTWARE TECH                     Order    M22465104 $    279     5942 Sh       Sole                   5942
CIGNA CORPORATION                             Common   125509109 $    618     9917 Sh       Sole                   9917
CITIGROUP INC                                 Common   172967424 $  1,030    23299 Sh       Sole                  23299
COACH INC                                     Common   189754104 $    302     6047 Sh       Sole                   6047
COLGATE-PALMOLIVE CO                          Common   194162103 $    324     2751 Sh       Sole                   2751
COLONY FINL INC COM                           Common   19624R106 $  6,088   274259 Sh       Sole                 274259
CREDIT SUISSE CUSHING 30 MLP ETN              ETN      22542D852 $ 12,003   415983 Sh       Sole                 415983
DIAMOND OFFSHORE DRILLNGINC                   Common   25271C102 $    279     4016 Sh       Sole                   4016
DISH NETWORK CORPORATION                      Common   25470M109 $    304     8035 Sh       Sole                   8035
DOLLAR TREE INC                               Common   256746108 $    366     7558 Sh       Sole                   7558
DWS MUN INCOME TR COM                         Common   23338M106 $    426    29023 Sh       Sole                  29023
EBAY INC                                      Common   278642103 $    789    14561 Sh       Sole                  14561
ENERGIZER HLDGS INC                           Common   29266R108 $    340     3419 Sh       Sole                   3419
ENSCO PLC SHS CLASS A                         Common   G3157S106 $    590     9835 Sh       Sole                   9835
EXPRESS SCRIPTS HOLDING COMPANY               Common   30219G108 $    990    17185 Sh       Sole                  17185
EXXON MOBIL CORP                              Common   30231G102 $    300     3340 Sh       Sole                   3340
FIFTH STREET FINANCE CORP                     Common   31678A103 $  5,168   469028 Sh       Sole                 469028
GANNETT CO INC                                Common   364730101 $ 20,330   929605 Sh       Sole                 929605
GARMIN LTD SHS ISIN #CH0114405324 MER FROM G  Common   H2906T109 $    259     7844 Sh       Sole                   7844
GENERAL ELECTRIC COMPANY                      Common   369604103 $ 21,365   924124 Sh       Sole                 924124
GENERAL MTRS CO COM                           Common   37045V100 $    571    20543 Sh       Sole                  20543
GILEAD SCIENCES INC                           Common   375558103 $    365     7477 Sh       Sole                   7477
GOLDMAN SACHS GROUP INC                       Common   38141G104 $    296     2017 Sh       Sole                   2017
GOOGLE INC CL A                               Common   38259P508 $    315      397 Sh       Sole                    397
GUGGENHEIM/BEACON SPIN-OFF ETF                ETF      18383M605 $ 36,102  1016973 Sh       Sole                1016973
GUGGENHEIM/RAYMOND JAMES SB1 ETF              ETF      18383M613 $ 33,938  1275888 Sh       Sole                1275888
GUGGENHEIM/SABRIENT INSIDER ETF               ETF      18383M209 $ 32,751   838488 Sh       Sole                 838488
HCA HOLDINGS INC COM                          Common   40412C101 $    571    14068 Sh       Sole                  14068
HESS CORP                                     Common   42809H107 $    688     9615 Sh       Sole                   9615
HEWLETT-PACKARD COMPANY                       Common   428236103 $    436    18296 Sh       Sole                  18296
INTERNATIONAL BUSINESS MACHINE                Common   459200101 $  1,400     6564 Sh       Sole                   6564
INVESCO MORTGAGE CAPITAL INCCOM               Common   46131B100 $    420    19662 Sh       Sole                  19662
IPATH DJ-UBS COFFEE ETN                       ETN      06739H297 $ 10,707   359071 Sh       Sole                 359071
ISHARES BARCLAYS TIPS ETF                     ETF      464287176 $  1,265    10431 Sh       Sole                  10431
ISHARES GOLD TRUST ETF                        ETF      464285105 $    648    41754 Sh       Sole                  41754
ISHARES IBOXX INVT GRADE CORP BD FD           ETF      464287242 $  1,740    14517 Sh       Sole                  14517
ISHARES INC MSCI THAILAND                     ETF      464286624 $  2,048    22487 Sh       Sole                  22487
ISHARES INC MSCI GERMANY                      ETF      464286806 $  3,321   135733 Sh       Sole                 135733
ISHARES INC MSCI UTD KINGDM                   ETF      464286699 $  5,556   304141 Sh       Sole                 304141
ISHARES LEHMAN 1-3 YEAR TREASURY BOND         ETF      464287457 $    375     4449 Sh       Sole                   4449
ISHARES LEHMAN SHORT TREASURY BOND            ETF      464288679 $    362     3293 Sh       Sole                   3293
ISHARES MSCI CANADA ETF                       ETF      464286509 $  2,543    89198 Sh       Sole                  89198
ISHARES MSCI CHILE ETF                        ETF      464286640 $ 21,760   335235 Sh       Sole                 335235
ISHARES MSCI INDONESIA ETF                    ETF      46429B309 $ 12,779   366808 Sh       Sole                 366808
ISHARES MSCI JAPAN ETF                        ETF      464286848 $ 30,216  2797856 Sh       Sole                2797856
ISHARES RUSSELL 3000 INDEX ETF                ETF      464287689 $  1,618    17321 Sh       Sole                  17321
ISHARES TR INDEX DJ OIL EQUIP                 ETF      464288844 $    607    10583 Sh       Sole                  10583
ISHARES TR RUSSELL 1000 GROWTH                ETF      464287614 $ 18,994   266145 Sh       Sole                 266145
J.P. MORGAN CHASE & CO                        Common   46625H100 $  1,936    40806 Sh       Sole                  40806
JOY GLOBAL INC                                Common   481165108 $    280     4720 Sh       Sole                   4720
JPMORGAN ALERIAN MLP INDEX ETN                ETN      46625H365 $ 19,239   423030 Sh       Sole                 423030
KOHLS CORP                                    Common   500255104 $305,150     6615 Sh       Sole                   6615
LEUCADIA NATL CORP                            Common   527288104 $ 11,508   419542 Sh       Sole                 419542
LINCOLN NATL CORP IND                         Common   534187109 $    662    20315 Sh       Sole                  20315
LORILLARD INC                                 Common   544147101 $    306     7592 Sh       Sole                   7592
MARKET VECTORS SEMICONDUCTOR ETF              ETF      57060U233 $ 20,462   575918 Sh       Sole                 575918
MATTEL INCORPORATED                           Common   577081102 $    341     7807 Sh       Sole                   7807
MCGRAW-HILL COMPANIES INC                     Common   580645109 $    343     6587 Sh       Sole                   6587
MCKESSON HBOC INC.                            Common   58155Q103 $    316     2932 Sh       Sole                   2932
MEDTRONIC INC                                 Common   585055106 $    503    10729 Sh       Sole                  10729
METLIFE INC                                   Common   59156R108 $    746    19638 Sh       Sole                  19638
MICROSOFT CORP                                Common   594918104 $    310    10859 Sh       Sole                  10859
MOODYS CORP                                   Common   615369105 $    351     6587 Sh       Sole                   6587
MORGAN STANLEY CHINA A SHARE                  Common   617468103 $  5,495   232782 Sh       Sole                 232782
MYLAN LABS INC                                Common   628530107 $    841    29048 Sh       Sole                  29048
NEUBERGER BERMAN INTER MUNI COM               Common   64124P101 $    909    58425 Sh       Sole                  58425
NORDSTROM INC                                 Common   655664100 $    301     5462 Sh       Sole                   5462
ODYSSEY MARINE EXPLORATION                    Common   676118102 $ 36,628 11235800 Sh       Sole               11235800
ORACLE CORPORATION                            Common   68389X105 $  1,304    40352 Sh       Sole                  40352
PHILIP MORRIS INTL INC                        Common   718172109 $    315     3403 Sh       Sole                   3403
PHILLIPS 66                                   Common   718546104 $ 15,736   224907 Sh       Sole                 224907
POWERSHARES BUYBACK ACHIEVERS ETF             ETF      73935X286 $ 15,980   469465 Sh       Sole                 469465
PROSHARES SHORT 20+YR TREASURY                ETF      74347X849 $ 20,185   674868 Sh       Sole                 674868
PROSHARES SHORT MSCI EAFE ETF                 ETF      74347R370 $ 78,038  1956822 Sh       Sole                1956822
PROSHARES SHORT MSCI EM ETF                   ETF      74347R396 $ 30,810  1120379 Sh       Sole                1120379
PROSHARES SHORT R2000 ETF                     ETF      74347R826 $    434    20217 Sh       Sole                  20217
PRUDENTIAL FINL INC                           Common   744320102 $    859    14563 Sh       Sole                  14563
RADIAN GROUP INC                              Common   750236101 $ 11,380  1062606 Sh       Sole                1062606
ROCKWELL INTL CORP NEW                        Common   773903109 $    287     3328 Sh       Sole                   3328
ROGERS COMMUNICATIONS INC                     Common   775109200 $    330     6473 Sh       Sole                   6473
SALLY BEAUTY HLDGS INC                        Common   79546E104 $    770    26242 Sh       Sole                  26242
SCHLUMBERGER LTD                              Common   806857108 $    379     5068 Sh       Sole                   5068
SEADRILL LIMITED SHS                          Common   G7945E105 $  1,109    29821 Sh       Sole                  29821
SECTOR SPDR SHS BEN INT-BAS                   ETF      81369Y100 $ 56,998    14525 Sh       Sole                  14525
SPDR INDEX SHS FDS INTL HLTH ETF              ETF      78463X681 $  1,575    39733 Sh       Sole                  39733
SPDR INDEX SHS FDS DJWS INTL REAL             ETF      78463X863 $  2,571    59780 Sh       Sole                  59780
SPDR S&P DIVIDEND ETF                         ETF      78464A763 $    822    12466 Sh       Sole                  12466
SPDR S&P INTL DIVIDEND                        ETF      78463X772 $  6,349   130622 Sh       Sole                 130622
SPDR S&P MIDCAP 400 ETF TR  UTSER1 S&PDCRP    ETF      78467Y107 $  3,419    16306 Sh       Sole                  16306
SPDR TR UNIT SER 1                            ETF      78462F103 $  6,473    41320 Sh       Sole                  41320
SPIRIT AIRLS INC COM                          Common   848577102 $    616    24307 Sh       Sole                  24307
STARWOOD HOTELS & RESORTS WRLDWD              Common   85590A401 $    311     4881 Sh       Sole                   4881
STATE STR CORP                                Common   857477103 $  1,166    19746 Sh       Sole                  19746
STONEGATE BANK                                Common   861811107 $ 11,501   647997 Sh       Sole                 647997
TAIWAN SEMICONDUCTOR MFG CO                   ADR      874039100 $    286    16666 Sh       Sole                  16666
TAL INTL GROUP INC COM                        Common   874083108 $  4,853   107115 Sh       Sole                 107115
TECK CORP B                                   Common   878742204 $    228     8130 Sh       Sole                   8130
TJX COS INC NEW                               Common   872540109 $    310     6648 Sh       Sole                   6648
TOTAL SYS SVCS INC                            Common   891906109 $    322    12995 Sh       Sole                  12995
U S BANCORP                                   Common   902973304 $    307     9054 Sh       Sole                   9054
UNITED CONTINENTAL HOLDINGS                   Common   910047109 $ 14,249   445152 Sh       Sole                 445152
VANGUARD EMERGING MKTS ETF                    ETF      922042858 $ 21,442   499879 Sh       Sole                 499879
VANGUARD TOTAL BOND MARKET ETF                ETF      921937835 $ 13,379   159962 Sh       Sole                 159962
VANGUARD TOTAL STOCK MKT ETF                  ETF      922908769 $ 27,184   335776 Sh       Sole                 335776
WALGREEN COMPANY                              Common   931422109 $    659    13822 Sh       Sole                  13822
WATERS CORP                                   Common   941848103 $    306     3264 Sh       Sole                   3264
WEB COM GROUP INC COM                         Common   94733A104 $    220    12914 Sh       Sole                  12914
WELLS FARGO NEW                               Common   949746101 $    318     8610 Sh       Sole                   8610
WESTERN DIGITAL CORP                          Common   958102105 $    326     6490 Sh       Sole                   6490
WEYERHAEUSER CO                               Common   962166104 $    709    22616 Sh       Sole                  22616
WISDOMTREE JAPAN HEDGED EQUITY                ETF      97717W851 $ 65,104  1507401 Sh       Sole                1507401
YANDEX N V SHS CLASS A                        Common   N97284108 $    525    22692 Sh       Sole                  22692